LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
LEASES

7) LEASES

The Company currently has operating leases for offices in the Borough of Manhattan in New York, New York, and Cambridge, Massachusetts, which expire in 2027 and 2028, respectively.

For the three and nine months ended September 30, 2025 and 2024, the net operating lease expenses were as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Operating lease expense	$67	$1,110	$202	$4,380
Sublease income	(21)	(21)	(63)	(63)
Variable lease expense	7	225	21	887
Total lease expense	$53	$1,314	$160	$5,204

Amounts for the three and nine months ended September 30, 2024 in the table above include expense related to a sublease that was terminated effective August 31, 2024.

The tables below show the beginning balances of the operating ROU assets and lease liabilities as of January 1, 2025 and the ending balances as of September 30, 2025, including the changes during the period (in thousands).

Operating Lease ROU Assets

Operating lease ROU assets at January 1, 2025	$670
Amortization of operating lease ROU assets	(142)
Remeasurment of ROU asset	13
Operating lease ROU assets at September 30, 2025	$541

Operating Lease Liabilities
Operating lease liabilities at January 1, 2025	$684
Principal payments on operating lease liabilities	(145)
Remeasurment of lease liability	13
Operating lease liabilities at September 30, 2025	552
Less non-current portion	(346)
Current portion at September 30, 2025	$206

The lease in Cambridge, Massachusetts, which commenced in June 2021, included a tenant improvement allowance of up to $50,000 (the “TI Allowance”), which was not paid or payable at lease commencement, and the amount of payment from the lessor was contingent on future events (e.g., the timing and the amount of qualified costs the Company incurs to construct leasehold improvements). Therefore, the TI Allowance was not previously included in the consideration of the contract when the Company measured the lease liability and ROU asset.

During the three months ended September 30, 2025, the Company made some leasehold improvements to the Cambridge office space of approximately $66,000, of which $50,000 qualified to be reimbursed under the TI Allowance. As a result, the contingent aspects of the TI Allowance were resolved and became fixed, which resulted in the Company remeasuring the lease liability. The TI Allowance of $50,000 was deducted from the ROU asset balance immediately prior to the re-measurement. The remaining unpaid lease payments, including the reimbursement of the TI Allowance, which is considered a reduction in the consideration of the contract, were then remeasured using the current index and interest rate and resulted in an approximately $13,000 increase to the lease liability, with a corresponding adjustment to the ROU asset. The $66,000 of leasehold improvements was recorded as a fixed asset and is being depreciated over the remaining lease term.

As of September 30, 2025, the Company’s operating leases had a weighted-average remaining life of 2.4 years with a weighted-average discount rate of 11.93%. The maturities of the operating lease liabilities are as follows (in thousands):

As of September 30, 2025
2025	$26
2026	304
2027	200
2028	95
Total payments	625
Less imputed interest	(73)
Total operating lease liabilities	$552

8)	Leases

Operating Leases

The Company currently has operating leases for office in the borough of Manhattan in New York, New York, and Cambridge, Massachusetts, which expire in 2026 and 2028, respectively.

In addition, in October 2022, the Company entered into a sublease with a subsidiary of Bristol-Myers Squibb Company, as sublessor (“Sublessor”), for office, laboratory and research and development space of approximately 45,500 square feet in Somerville, Massachusetts. The sublease provided for base rental payments of approximately $0.5 million per month as well as monthly payments for parking and the Company’s share of traditional lease expenses, including certain taxes, operating expenses and utilities. The Company paid the Sublessor a security deposit in the form of a letter of credit in the amount of approximately $4.1 million.

The Sublessor provided the Company with a tenant improvement allowance (“TIA”) of $190 per rentable square foot, or $8.6 million, for assets that were determined to be owned by the sublessor/lessor and considered a reimbursement rather than a lease incentive. As of December 31, 2023, the Company received the entire $8.6 million TIA. The Company incurred out-of-pocket tenant improvements costs of approximately $1.6 million, which was in excess of the $8.6 million TIA. These out-of-pocket expenses were considered non-cash lease payments and were added to the consideration in the contract.

The Company recorded an initial lease liability of $34.1 million and a corresponding ROU asset of $34.4 million during the year ended December 31, 2023. During the years ended December 31, 2023 and 2024, the Company remeasured the lease liability due to changes in out-of-pocket expenses for sublessor/lessor owned assets and timing of rent payments and recorded adjustments to the lease liability and ROU asset of approximately a $1.6 million reduction as of December 31, 2023 and an increase of $4.2 million for the year ended December 31, 2024.

On May 3, 2024, the Company received a notice from the Sublessor regarding past due rent payments of approximately $2.3 million, including amounts related to property taxes and common area maintenance costs, that the Company did not pay for the months of February, March, April and May 2024. Failure to pay the past due rent payments in full, plus approximately $70,000 in late fees and interest, within five business days from the date of the notice constituted an event of default under the sublease.

The Company also did not pay the rent for June, July or August 2024 and, as of August 1, 2024, owed approximately $4.0 million in the aggregate in past due rent. On August 5, 2024, the Sublessor drew down on the letter of credit for the full $4.1 million to cover the approximately $4.0 million of past due rent payments, plus interest and penalties.

On August 9, 2024, the Company and Sublessor entered into a sublease termination agreement, effective August 31, 2024. The sublease was originally scheduled to expire in 2033. Pursuant to the sublease termination agreement, the Company agreed to the following: to surrender and vacate the premises; that the Company’s right, title and interest in all furniture, fixtures and laboratory equipment at the premises will become the property of the sublessor; and that both parties will be released of their obligations under the sublease. As a result of the sublease termination, the Company recognized a gain on lease termination of approximately $1.6 million for the year ended December 31, 2024, which includes a loss on disposal of fixed assets of approximately $0.5 million.

For the years ended December 31, 2024 and 2023, the net operating lease expenses were as follows (in thousands):

	Years ended December 31,
	2024	2023
Operating lease expense	$4,447	$3,399
Sublease income	(84)	(84)
Variable lease expense	893	136
Total lease expense	$5,256	$3,451

The tables below show the beginning balances of the operating ROU assets and lease liabilities as of January 1, 2024 and the ending balances as of December 31 2024, including the changes during the period (in thousands).

Operating Lease ROU Assets

Operating lease ROU assets at January 1, 2024	$32,781
Adjustment to ROU asset for remeasurement of
Somerville Sublease liability	4,245
Write-off of Somerville Sublease ROU asset	(34,857)
Amortization of operating lease ROU assets	(1,499)
Operating lease ROU assets at December 31, 2024	$670

Operating Lease Liabilities
Operating lease liabilities at January 1, 2024	$35,070
Adjustment to lease liability due to remeasurement
of Somerville Sublease	4,245
Accretion of interest for Somerville Sublease	2,465
Write-off of Somerville Sublease liability	(36,924)
Principal payments on operating lease liabilities	(4,172)
Operating lease liabilities at December 31, 2024	684
Less non-current portion	477
Current portion at December 31, 2024	$207

As of December 31, 2024, the Company’s operating leases had a weighted-average remaining life of 3.1 years with a weighted-average discount rate of 10.23%. The maturities of the operating lease liabilities are as follows (in thousands):

As of December 31, 2024
2025	$274
2026	267
2027	163
2028	82
Total payments	786
Less imputed interest	(102)
Total operating lease liabilities	$684

Manhattan Sublease

In April 2019, the Company entered into a sublease with an unaffiliated third party (the “Subtenant”), whereby the Subtenant agreed to sublease approximately 999 square feet of space rented by the Company in the borough of Manhattan in New York, New York commencing on May 15, 2019. The term of this sublease expires on October 31, 2026 with no option to extend. Rent payments by the Subtenant under the sublease began on September 1, 2019. The sublease stipulates an annual rent increase of 2.25%. The Subtenant is also responsible for paying to the Company all tenant energy costs, annual operating costs, and annual tax costs attributable to the subleased space during the term of the sublease.

The Company received sublease payments of approximately $0.1 million for each of the years ended December 31, 2024 and 2023, respectively. The Company treats the sublease as a separate lease, as the Company was not relieved of the primary obligation under the related lease. The Company continues to account for the related lease as a lessee and in the same manner as prior to the commencement date of the sublease. The Company accounts for the sublease as a lessor of the lease. The sublease is classified as an operating lease, as it does not meet the criteria of a sale-type or direct financing lease.

The following tables shows the future payments the Company expects to receive from the Subtenant over the remaining term of the sublease (in thousands):

As of December 31, 2024
2025	$88
2026	75
Total payments	$163